UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:          Marietta Investment Partners, LLC
Address:       100 East Wisconsin Avenue, Suite 2650
               Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Business Manager
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



 /s/ Christine M. Smyth       Milwaukee, WI     February 4, 2002
------------------------    -----------------   ----------------
      (Signature)              (City/State)          (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          60

Form 13F Information Table Value Total:   $ 187,845 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


Marietta Investment Partners
FORM 13F
31-Dec-01

                                                                                        Voting Authority
                                                                                       -----------------

                               Title
                                of               Value   Shares/ Sh/ Put/ Invstmt  Otr
        Name of Issuer         class   CUSIP   (x$1000)  Prn Amt Prn Call Dscrtn  Mgrs   Sole   Shd None
------------------------------ ----- ---------  -------  ------- --- ---  ------  ---- -------- --- ----
ABBOTT LABS                     COM  002824100    3,116   55,900 SH        Sole          55,900
AIR PRODS & CHEMS INC.          COM  009158106      984   20,975 SH        Sole          20,975
AMERICAN INTL GROUP             COM  026874107   11,062  139,324 SH        Sole         139,324
AMGEN INC.                      COM  031162100    4,743   84,045 SH        Sole          84,045
ANADARKO PETE CORP.             COM  032511107      900   15,839 SH        Sole          15,839
ANHEUSER BUSCH COS INC.         COM  035229103      409    9,052 SH        Sole           9,052
AOL TIME WARNER INC.            COM  00184A105    3,801  118,410 SH        Sole         118,410
APACHE CORP.                    COM  037411105      560   11,220 SH        Sole          11,220
AUTOMATIC DATA PROCESS          COM  053015103    6,686  113,520 SH        Sole         113,520
BP PLC                          COM  055622104      241    5,181 SH        Sole           5,181
BRISTOL MYERS SQUIBB            COM  110122108    1,566   30,703 SH        Sole          30,703
CARDINAL HEALTH INC.            COM  14149Y108    2,765   42,767 SH        Sole          42,767
CISCO SYS INC.                  COM  17275R102    2,535  139,963 SH        Sole         139,963
CITIGROUP INC.                  COM  172967101    5,782  114,550 SH        Sole         114,550
COCA COLA CO.                   COM  191216100    1,636   34,705 SH        Sole          34,705
DOLLAR GEN CORP.                COM  256669102      545   36,588 SH        Sole          36,588
E M C CORP MASS                 COM  268648102      398   29,582 SH        Sole          29,582
EMERSON ELEC CO.                COM  291011104    3,956   69,285 SH        Sole          69,285
EXXON MOBIL CORP.               COM  30231G102    1,486   37,812 SH        Sole          37,812
FEDERAL NATL MTG ASSN           COM  313586109    1,320   16,600 SH        Sole          16,600
FIFTH THIRD BANCORP             COM  316773100    3,031   49,422 SH        Sole          49,422
FISERV INC.                     COM  337738108    9,274  219,132 SH        Sole         219,132
GENERAL ELEC CO.                COM  369604103   10,918  272,410 SH        Sole         272,410
HEALTH MGMT ASSOC INC. CL A     COM  421933102      227   12,363 SH        Sole          12,363
HOME DEPOT INC.                 COM  437076102    4,424   86,730 SH        Sole          86,730
ILLINOIS TOOL WKS INC.          COM  452308109      518    7,650 SH        Sole           7,650
INTEL CORP.                     COM  458140100    3,645  115,894 SH        Sole         115,894
INTERNATIONAL BUS MACH          COM  459200101    3,339   27,608 SH        Sole          27,608
JOHNSON & JOHNSON               COM  478160104    7,479  126,555 SH        Sole         126,555
KIMBERLY CLARK CORP.            COM  494368103    4,519   75,566 SH        Sole          75,566
KOHLS CORP.                     COM  500255104    7,738  109,853 SH        Sole         109,853
LILLY ELI & CO.                 COM  532457108      495    6,300 SH        Sole           6,300
MARSHALL & ILSLEY CORP.         COM  571834100      411    6,500 SH        Sole           6,500
MBNA CORP.                      COM  55262L100      568   16,124 SH        Sole          16,124
MCDONALDS CORP.                 COM  580135101      307   11,600 SH        Sole          11,600
MEDTRONIC INC.                  COM  585055106   11,043  215,648 SH        Sole         215,648
MERCK & CO INC.                 COM  589331107    3,917   66,621 SH        Sole          66,621
MICROSOFT CORP.                 COM  594918104    8,309  125,412 SH        Sole         125,412
MOLEX INC. CL A                 COM  608554200    5,303  196,062 SH        Sole         196,062
NORTHERN TR CORP.               COM  665859104      616   10,225 SH        Sole          10,225
OMNICOM GROUP INC.              COM  681919106      679    7,600 SH        Sole           7,600
ORACLE CORP.                    COM  68389X105      286   20,704 SH        Sole          20,704
PAYCHEX INC.                    COM  704326107      445   12,773 SH        Sole          12,773
PEPSICO INC.                    COM  713448108      300    6,162 SH        Sole           6,162
PFIZER INC.                     COM  717081103    3,811   95,637 SH        Sole          95,637
PROCTER & GAMBLE CO.            COM  742718109    3,096   39,125 SH        Sole          39,125
ROYAL DUTCH PETE CO NY REG GLD  COM  780257804    1,809   36,910 SH        Sole          36,910
SALOMON BROTHERS FD             COM  795477108      311   25,000 SH        Sole          25,000
SARA LEE CORP.                  COM  803111103      291   13,074 SH        Sole          13,074
SCHLUMBERGER LTD.               COM  806857108    3,757   68,376 SH        Sole          68,376
STATE STR CORP.                 COM  857477103    8,404  160,839 SH        Sole         160,839
TARGET CORP.                    COM  87612E106      944   23,000 SH        Sole          23,000
TEXAS INSTRS INC.               COM  882508104    1,968   70,299 SH        Sole          70,299
TRI CONTL CORP.                 COM  895436103      556   29,631 SH        Sole          29,631
TYCO INTL LTD. NEW              COM  902124106    5,227   88,749 SH        Sole          88,749
US BANCORP DEL COM NEW          COM  902973304    1,209   57,741 SH        Sole          57,741
VERIZON COMMUNICATIONS          COM  92343V104    3,921   82,620 SH        Sole          82,620
WAL MART STORES INC.            COM  931142103    2,766   48,055 SH        Sole          48,055
WALGREEN CO.                    COM  931422109    3,281   97,485 SH        Sole          97,485
WELLS FARGO & CO. NEW           COM  949746101    4,212   96,941 SH        Sole          96,941
REPORT SUMMARY                                  187,845